Portfolio of Investments February 28, 2025
Lifecycle Retirement Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.4%
1,864,939 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-2/03/25; cost $19,335,154) $ 17,698,274
TOTAL DIRECT REAL ESTATE 17,698,274
FIXED INCOME—40.1%
9,145,370
Nuveen Core Bond Fund, Class W 84,228,859
5,641,305
Nuveen Core Plus Bond Fund, Class W 52,182,067
863,694
Nuveen Emerging Markets Debt Fund, Class W 7,557,323
893,786
Nuveen High Yield Fund, Class W 7,918,944
952,142
Nuveen International Bond Fund, Class W 8,321,725
TOTAL FIXED INCOME 160,208,918
INFLATION-PROTECTED ASSETS—10.0%
3,717,284
Nuveen Inflation Linked Bond Fund, Class W 40,035,144
TOTAL INFLATION-PROTECTED ASSETS 40,035,144
INTERNATIONAL EQUITY—12.4%
1,078,031
Nuveen Emerging Markets Equity Fund, Class W 8,645,810
1,492,364
Nuveen International Equity Fund, Class W 21,430,340
841,809
Nuveen International Opportunities Fund, Class W 12,803,916
635,230
Nuveen Quant International Small Cap Equity Fund, Class W 6,777,908
TOTAL INTERNATIONAL EQUITY 49,657,974
SHORT-TERM FIXED INCOME—10.0%
3,916,887
Nuveen Short Term Bond Fund, Class W 39,717,233
TOTAL SHORT-TERM FIXED INCOME 39,717,233
U.S. EQUITY—23.0%
900,279
Nuveen Core Equity Fund, Class W 13,558,205
213,522
Nuveen Dividend Growth Fund, Class R6 13,558,648
921,742
Nuveen Dividend Value Fund, Class R6 13,733,962
459,048
Nuveen Growth Opportunities ETF 15,589,270
547,046
Nuveen Large Cap Growth Fund, Class W 15,377,456
587,330
Nuveen Large Cap Value Fund, Class W 13,749,406
151,640
Nuveen Quant Small Cap Equity Fund, Class W 2,726,495
228,243
Nuveen Quant Small/Mid Cap Equity Fund, Class W 3,359,732
TOTAL U.S. EQUITY 91,653,174
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $362,261,242) 398,970,717
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$211,000 Federal Home Loan Bank (FHLB) 0.000% 03/03/25 210,926
TOTAL GOVERNMENT AGENCY DEBT 210,926
TOTAL SHORT-TERM INVESTMENTS
(Cost $210,951) 210,926
TOTAL INVESTMENTS—100.0%
(Cost $362,472,193) 399,181,643
OTHER ASSETS & LIABILITIES, NET—(0.0)% (195,559)
NET ASSETS—100.0% $ 398,986,084
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Lifecycle Retirement Income

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Affiliated investment companies $ 381,272,443 $ — $ — $ — $ 381,272,443
Nuveen Real Property Fund LP — — — 17,698,274 17,698,274
Short-term investments — 210,926 — — 210,926
Total $ 381,272,443 $ 210,926 $ — $ 17,698,274 $ 399,181,643
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Portfolio of Investments February 28, 2025
Lifecycle 2010

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—2.4%
1,795,849 (b)
Nuveen Real Property Fund LP (purchased 7/01/16-1/14/25; cost $18,219,824) $ 17,042,606
TOTAL DIRECT REAL ESTATE 17,042,606
FIXED INCOME—40.1%
16,244,463
Nuveen Core Bond Fund, Class W 149,611,500
10,020,113
Nuveen Core Plus Bond Fund, Class W 92,686,044
1,534,851
Nuveen Emerging Markets Debt Fund, Class W 13,429,946
1,598,153
Nuveen High Yield Fund, Class W 14,159,632
1,698,880
Nuveen International Bond Fund, Class W 14,848,216
TOTAL FIXED INCOME 284,735,338
INFLATION-PROTECTED ASSETS—10.0%
6,603,816
Nuveen Inflation Linked Bond Fund, Class W 71,123,101
TOTAL INFLATION-PROTECTED ASSETS 71,123,101
INTERNATIONAL EQUITY—11.5%
1,775,241
Nuveen Emerging Markets Equity Fund, Class W 14,237,434
2,459,784
Nuveen International Equity Fund, Class W 35,322,498
1,395,769
Nuveen International Opportunities Fund, Class W 21,229,643
1,047,927
Nuveen Quant International Small Cap Equity Fund, Class W 11,181,384
TOTAL INTERNATIONAL EQUITY 81,970,959
SHORT-TERM FIXED INCOME—14.6%
10,183,776
Nuveen Short Term Bond Fund, Class W 103,263,486
TOTAL SHORT-TERM FIXED INCOME 103,263,486
U.S. EQUITY—21.3%
1,480,167
Nuveen Core Equity Fund, Class W 22,291,315
353,174
Nuveen Dividend Growth Fund, Class R6 22,426,539
1,517,005
Nuveen Dividend Value Fund, Class R6 22,603,379
754,125
Nuveen Growth Opportunities ETF 25,610,085
902,463
Nuveen Large Cap Growth Fund, Class W 25,368,230
967,420
Nuveen Large Cap Value Fund, Class W 22,647,292
250,533
Nuveen Quant Small Cap Equity Fund, Class W 4,504,586
376,611
Nuveen Quant Small/Mid Cap Equity Fund, Class W 5,543,708
TOTAL U.S. EQUITY 150,995,134
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $630,990,766) 709,130,624
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$369,000 Federal Home Loan Bank (FHLB) 0.000% 03/03/25 368,871
TOTAL GOVERNMENT AGENCY DEBT 368,871
TOTAL SHORT-TERM INVESTMENTS
(Cost $368,915) 368,871
TOTAL INVESTMENTS—100.0%
(Cost $631,359,681) 709,499,495
OTHER ASSETS & LIABILITIES, NET—0.0% 159,621
NET ASSETS—100.0% $ 709,659,116
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Lifecycle 2010

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2010
Affiliated investment companies $ 692,088,018 $ — $ — $ — $ 692,088,018
Nuveen Real Property Fund LP — — — 17,042,606 17,042,606
Short-term investments — 368,871 — — 368,871
Total $ 692,088,018 $ 368,871 $ — $ 17,042,606 $ 709,499,495
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Portfolio of Investments February 28, 2025
Lifecycle 2015

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.4%
4,725,496 (b)
Nuveen Real Property Fund LP (purchased 11/28/16-2/03/25; cost $48,875,656) $ 44,844,953
TOTAL DIRECT REAL ESTATE 44,844,953
FIXED INCOME—40.0%
23,133,618
Nuveen Core Bond Fund, Class W 213,060,620
14,262,653
Nuveen Core Plus Bond Fund, Class W 131,929,538
2,178,839
Nuveen Emerging Markets Debt Fund, Class W 19,064,838
2,262,085
Nuveen High Yield Fund, Class W 20,042,076
2,406,542
Nuveen International Bond Fund, Class W 21,033,175
TOTAL FIXED INCOME 405,130,247
INFLATION-PROTECTED ASSETS—9.9%
9,272,143
Nuveen Inflation Linked Bond Fund, Class W 99,860,975
TOTAL INFLATION-PROTECTED ASSETS 99,860,975
INTERNATIONAL EQUITY—12.6%
2,760,599
Nuveen Emerging Markets Equity Fund, Class W 22,140,003
3,821,070
Nuveen International Equity Fund, Class W 54,870,571
2,155,256
Nuveen International Opportunities Fund, Class W 32,781,449
1,628,521
Nuveen Quant International Small Cap Equity Fund, Class W 17,376,317
TOTAL INTERNATIONAL EQUITY 127,168,340
SHORT-TERM FIXED INCOME—9.8%
9,777,345
Nuveen Short Term Bond Fund, Class W 99,142,281
TOTAL SHORT-TERM FIXED INCOME 99,142,281
U.S. EQUITY—23.2%
2,307,107
Nuveen Core Equity Fund, Class W 34,745,025
546,905
Nuveen Dividend Growth Fund, Class R6 34,728,444
2,361,544
Nuveen Dividend Value Fund, Class R6 35,187,004
1,175,276
Nuveen Growth Opportunities ETF 39,912,373
1,402,570
Nuveen Large Cap Growth Fund, Class W 39,426,254
1,504,746
Nuveen Large Cap Value Fund, Class W 35,226,105
388,433
Nuveen Quant Small Cap Equity Fund, Class W 6,984,018
584,633
Nuveen Quant Small/Mid Cap Equity Fund, Class W 8,605,797
TOTAL U.S. EQUITY 234,815,020
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $937,568,881) 1,010,961,816
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$861,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 860,699
TOTAL GOVERNMENT AGENCY DEBT 860,699
TOTAL SHORT-TERM INVESTMENTS
(Cost $860,802) 860,699
TOTAL INVESTMENTS—100.0%
(Cost $938,429,683) 1,011,822,515
OTHER ASSETS & LIABILITIES, NET—0.0% 75,408
NET ASSETS—100.0% $ 1,011,897,923
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Lifecycle 2015

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2015
Affiliated investment companies $ 966,116,863 $ — $ — $ — $ 966,116,863
Nuveen Real Property Fund LP — — — 44,844,953 44,844,953
Short-term investments — 860,699 — — 860,699
Total $ 966,116,863 $ 860,699 $ — $ 44,844,953 $ 1,011,822,515
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Portfolio of Investments February 28, 2025
Lifecycle 2020

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.4%
10,123,871 (b)
Nuveen Real Property Fund LP (purchased 11/28/16-2/03/25; cost $105,210,071) $ 96,075,533
TOTAL DIRECT REAL ESTATE 96,075,533
FIXED INCOME—39.0%
48,335,657
Nuveen Core Bond Fund, Class W 445,171,403
29,818,031
Nuveen Core Plus Bond Fund, Class W 275,816,783
4,560,960
Nuveen Emerging Markets Debt Fund, Class W 39,908,397
4,744,314
Nuveen High Yield Fund, Class W 42,034,618
5,027,521
Nuveen International Bond Fund, Class W 43,940,532
TOTAL FIXED INCOME 846,871,733
INFLATION-PROTECTED ASSETS—7.9%
15,840,724
Nuveen Inflation Linked Bond Fund, Class W 170,604,602
TOTAL INFLATION-PROTECTED ASSETS 170,604,602
INTERNATIONAL EQUITY—14.3%
6,734,045
Nuveen Emerging Markets Equity Fund, Class W 54,007,040
9,348,480
Nuveen International Equity Fund, Class W 134,244,167
5,244,618
Nuveen International Opportunities Fund, Class W 79,770,642
3,984,998
Nuveen Quant International Small Cap Equity Fund, Class W 42,519,931
TOTAL INTERNATIONAL EQUITY 310,541,780
SHORT-TERM FIXED INCOME—7.8%
16,701,813
Nuveen Short Term Bond Fund, Class W 169,356,385
TOTAL SHORT-TERM FIXED INCOME 169,356,385
U.S. EQUITY—26.5%
5,629,438
Nuveen Core Equity Fund, Class W 84,779,332
1,335,294
Nuveen Dividend Growth Fund, Class R6 84,791,172
5,763,731
Nuveen Dividend Value Fund, Class R6 85,879,586
2,869,518
Nuveen Growth Opportunities ETF 97,448,831
3,419,595
Nuveen Large Cap Growth Fund, Class W 96,124,818
3,671,789
Nuveen Large Cap Value Fund, Class W 85,956,586
953,066
Nuveen Quant Small Cap Equity Fund, Class W 17,136,119
1,432,214
Nuveen Quant Small/Mid Cap Equity Fund, Class W 21,082,196
TOTAL U.S. EQUITY 573,198,640
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,971,543,345) 2,166,648,673
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$2,054,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 2,053,281
TOTAL GOVERNMENT AGENCY DEBT 2,053,281
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,053,528) 2,053,281
TOTAL INVESTMENTS—100.0%
(Cost $1,973,596,873) 2,168,701,954
OTHER ASSETS & LIABILITIES, NET—0.0% 730,626
NET ASSETS—100.0% $ 2,169,432,580
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Lifecycle 2020

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2020
Affiliated investment companies $ 2,070,573,140 $ — $ — $ — $ 2,070,573,140
Nuveen Real Property Fund LP — — — 96,075,533 96,075,533
Short-term investments — 2,053,281 — — 2,053,281
Total $ 2,070,573,140 $ 2,053,281 $ — $ 96,075,533 $ 2,168,701,954
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Portfolio of Investments February 28, 2025
Lifecycle 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.4%
16,331,712 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-2/03/25; cost $171,636,101) $ 154,987,949
TOTAL DIRECT REAL ESTATE 154,987,949
FIXED INCOME—37.7%
75,443,182
Nuveen Core Bond Fund, Class W 694,831,705
46,540,601
Nuveen Core Plus Bond Fund, Class W 430,500,559
7,114,350
Nuveen Emerging Markets Debt Fund, Class W 62,250,560
7,397,081
Nuveen High Yield Fund, Class W 65,538,135
7,882,295
Nuveen International Bond Fund, Class W 68,891,261
TOTAL FIXED INCOME 1,322,012,220
INFLATION-PROTECTED ASSETS—5.9%
19,064,197
Nuveen Inflation Linked Bond Fund, Class W 205,321,405
TOTAL INFLATION-PROTECTED ASSETS 205,321,405
INTERNATIONAL EQUITY—16.2%
12,278,129
Nuveen Emerging Markets Equity Fund, Class W 98,470,591
17,032,260
Nuveen International Equity Fund, Class W 244,583,247
9,600,576
Nuveen International Opportunities Fund, Class W 146,024,756
7,243,958
Nuveen Quant International Small Cap Equity Fund, Class W 77,293,033
TOTAL INTERNATIONAL EQUITY 566,371,627
SHORT-TERM FIXED INCOME—5.8%
20,095,630
Nuveen Short Term Bond Fund, Class W 203,769,687
TOTAL SHORT-TERM FIXED INCOME 203,769,687
U.S. EQUITY—29.8%
10,243,165
Nuveen Core Equity Fund, Class W 154,262,065
2,435,730
Nuveen Dividend Growth Fund, Class R6 154,668,834
10,489,578
Nuveen Dividend Value Fund, Class R6 156,294,710
5,220,240
Nuveen Growth Opportunities ETF 177,279,350
6,245,439
Nuveen Large Cap Growth Fund, Class W 175,559,295
6,692,047
Nuveen Large Cap Value Fund, Class W 156,660,832
1,730,809
Nuveen Quant Small Cap Equity Fund, Class W 31,119,942
2,596,462
Nuveen Quant Small/Mid Cap Equity Fund, Class W 38,219,928
TOTAL U.S. EQUITY 1,044,064,956
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,120,389,249) 3,496,527,844
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$1,980,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 1,979,307
TOTAL GOVERNMENT AGENCY DEBT 1,979,307
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,979,545) 1,979,307
TOTAL INVESTMENTS—99.9%
(Cost $3,122,368,794) 3,498,507,151
OTHER ASSETS & LIABILITIES, NET—0.1% 2,811,187
NET ASSETS—100.0% $ 3,501,318,338
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Lifecycle 2025

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2025
Affiliated investment companies $ 3,341,539,895 $ — $ — $ — $ 3,341,539,895
Nuveen Real Property Fund LP — — — 154,987,949 154,987,949
Short-term investments — 1,979,307 — — 1,979,307
Total $ 3,341,539,895 $ 1,979,307 $ — $ 154,987,949 $ 3,498,507,151
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Portfolio of Investments February 28, 2025
Lifecycle 2030

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.6%(a)
DIRECT REAL ESTATE—4.4%
20,667,830 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-2/03/25; cost $219,934,485) $ 196,137,707
TOTAL DIRECT REAL ESTATE 196,137,707
FIXED INCOME—32.8%
83,195,554
Nuveen Core Bond Fund, Class W 766,231,049
51,336,398
Nuveen Core Plus Bond Fund, Class W 474,861,678
7,851,997
Nuveen Emerging Markets Debt Fund, Class W 68,704,974
8,145,983
Nuveen High Yield Fund, Class W 72,173,410
8,657,274
Nuveen International Bond Fund, Class W 75,664,577
TOTAL FIXED INCOME 1,457,635,688
INFLATION-PROTECTED ASSETS—3.9%
15,894,441
Nuveen Inflation Linked Bond Fund, Class W 171,183,126
TOTAL INFLATION-PROTECTED ASSETS 171,183,126
INTERNATIONAL EQUITY—19.2%
18,568,038
Nuveen Emerging Markets Equity Fund, Class W 148,915,668
25,751,658
Nuveen International Equity Fund, Class W 369,793,806
14,426,196
Nuveen International Opportunities Fund, Class W 219,422,448
10,965,041
Nuveen Quant International Small Cap Equity Fund, Class W 116,996,983
TOTAL INTERNATIONAL EQUITY 855,128,905
SHORT-TERM FIXED INCOME—3.8%
16,755,504
Nuveen Short Term Bond Fund, Class W 169,900,812
TOTAL SHORT-TERM FIXED INCOME 169,900,812
U.S. EQUITY—35.5%
15,479,151
Nuveen Core Equity Fund, Class W 233,116,018
3,676,070
Nuveen Dividend Growth Fund, Class R6 233,430,469
15,860,042
Nuveen Dividend Value Fund, Class R6 236,314,621
7,886,129
Nuveen Growth Opportunities ETF 267,812,941
9,436,684
Nuveen Large Cap Growth Fund, Class W 265,265,179
10,110,897
Nuveen Large Cap Value Fund, Class W 236,696,087
2,615,668
Nuveen Quant Small Cap Equity Fund, Class W 47,029,713
3,939,445
Nuveen Quant Small/Mid Cap Equity Fund, Class W 57,988,629
TOTAL U.S. EQUITY 1,577,653,657
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,841,507,766) 4,427,639,895
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,281,000 (c) Bank of New York Mellon Corp 4 .350% 03/03/25 4,281,000
TOTAL REPURCHASE AGREEMENT 4,281,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,281,000) 4,281,000
TOTAL INVESTMENTS—99.7%
(Cost $3,845,788,766) 4,431,920,895
OTHER ASSETS & LIABILITIES, NET—0.3% 15,519,620
NET ASSETS—100.0% $ 4,447,440,515
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Bank of New York Mellon Corp, 4.350% dated 2/28/25 to be repurchased at $4,316,756 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 12/15/27, valued at $4,366,694.

Lifecycle 2030

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2030
Affiliated investment companies $ 4,231,502,188 $ — $ — $ — $ 4,231,502,188
Nuveen Real Property Fund LP — — — 196,137,707 196,137,707
Short-term investments — 4,281,000 — — 4,281,000
Total $ 4,231,502,188 $ 4,281,000 $ — $ 196,137,707 $ 4,431,920,895
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Portfolio of Investments February 28, 2025
Lifecycle 2035

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—4.4%
22,752,324 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-2/03/25; cost $243,600,153) $ 215,919,552
TOTAL DIRECT REAL ESTATE 215,919,552
FIXED INCOME—27.7%
77,221,798
Nuveen Core Bond Fund, Class W 711,212,760
47,625,137
Nuveen Core Plus Bond Fund, Class W 440,532,519
7,302,160
Nuveen Emerging Markets Debt Fund, Class W 63,893,901
7,545,079
Nuveen High Yield Fund, Class W 66,849,398
8,043,097
Nuveen International Bond Fund, Class W 70,296,664
TOTAL FIXED INCOME 1,352,785,242
INFLATION-PROTECTED ASSETS—1.9%
8,423,047
Nuveen Inflation Linked Bond Fund, Class W 90,716,216
TOTAL INFLATION-PROTECTED ASSETS 90,716,216
INTERNATIONAL EQUITY—22.5%
23,883,765
Nuveen Emerging Markets Equity Fund, Class W 191,547,799
33,127,445
Nuveen International Equity Fund, Class W 475,710,107
18,547,269
Nuveen International Opportunities Fund, Class W 282,103,957
14,121,775
Nuveen Quant International Small Cap Equity Fund, Class W 150,679,341
TOTAL INTERNATIONAL EQUITY 1,100,041,204
SHORT-TERM FIXED INCOME—1.8%
8,875,811
Nuveen Short Term Bond Fund, Class W 90,000,726
TOTAL SHORT-TERM FIXED INCOME 90,000,726
U.S. EQUITY—41.4%
19,871,400
Nuveen Core Equity Fund, Class W 299,263,283
4,733,781
Nuveen Dividend Growth Fund, Class R6 300,595,121
20,400,336
Nuveen Dividend Value Fund, Class R6 303,965,003
10,116,061
Nuveen Growth Opportunities ETF 343,541,432
12,136,505
Nuveen Large Cap Growth Fund, Class W 341,157,141
13,003,750
Nuveen Large Cap Value Fund, Class W 304,417,787
3,364,123
Nuveen Quant Small Cap Equity Fund, Class W 60,486,930
5,060,103
Nuveen Quant Small/Mid Cap Equity Fund, Class W 74,484,721
TOTAL U.S. EQUITY 2,027,911,418
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,077,411,106) 4,877,374,358
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
GOVERNMENT AGENCY DEBT—0.0%
$1,338,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 1,337,532
TOTAL GOVERNMENT AGENCY DEBT 1,337,532
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,337,692) 1,337,532
TOTAL INVESTMENTS—99.7%
(Cost $4,078,748,798) 4,878,711,890
OTHER ASSETS & LIABILITIES, NET—0.3% 15,305,196
NET ASSETS—100.0% $ 4,894,017,086
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Lifecycle 2035

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2035
Affiliated investment companies $ 4,661,454,806 $ — $ — $ — $ 4,661,454,806
Nuveen Real Property Fund LP — — — 215,919,552 215,919,552
Short-term investments — 1,337,532 — — 1,337,532
Total $ 4,661,454,806 $ 1,337,532 $ — $ 215,919,552 $ 4,878,711,890
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Portfolio of Investments February 28, 2025
Lifecycle 2040

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—4.4%
27,792,427 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-2/11/25; cost $296,072,288) $ 263,750,137
TOTAL DIRECT REAL ESTATE 263,750,137
FIXED INCOME—18.7%
64,012,532
Nuveen Core Bond Fund, Class W 589,555,415
39,480,908
Nuveen Core Plus Bond Fund, Class W 365,198,403
6,040,769
Nuveen Emerging Markets Debt Fund, Class W 52,856,733
6,254,201
Nuveen High Yield Fund, Class W 55,412,219
6,671,929
Nuveen International Bond Fund, Class W 58,312,658
TOTAL FIXED INCOME 1,121,335,428
INTERNATIONAL EQUITY—26.9%
34,909,369
Nuveen Emerging Markets Equity Fund, Class W 279,973,141
48,496,454
Nuveen International Equity Fund, Class W 696,409,078
27,219,983
Nuveen International Opportunities Fund, Class W 414,015,948
20,631,426
Nuveen Quant International Small Cap Equity Fund, Class W 220,137,314
TOTAL INTERNATIONAL EQUITY 1,610,535,481
U.S. EQUITY—49.7%
29,088,973
Nuveen Core Equity Fund, Class W 438,079,932
6,938,665
Nuveen Dividend Growth Fund, Class R6 440,605,211
29,827,652
Nuveen Dividend Value Fund, Class R6 444,432,015
14,800,650
Nuveen Growth Opportunities ETF 502,630,074
17,750,525
Nuveen Large Cap Growth Fund, Class W 498,967,244
19,016,098
Nuveen Large Cap Value Fund, Class W 445,166,854
4,924,537
Nuveen Quant Small Cap Equity Fund, Class W 88,543,183
7,406,844
Nuveen Quant Small/Mid Cap Equity Fund, Class W 109,028,741
TOTAL U.S. EQUITY 2,967,453,254
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,760,430,113) 5,963,074,300
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$4,097,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 4,095,566
TOTAL GOVERNMENT AGENCY DEBT 4,095,566
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,096,058) 4,095,566
TOTAL INVESTMENTS—99.8%
(Cost $4,764,526,171) 5,967,169,866
OTHER ASSETS & LIABILITIES, NET—0.2% 9,952,279
NET ASSETS—100.0% $ 5,977,122,145
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Lifecycle 2040

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2040
Affiliated investment companies $ 5,699,324,163 $ — $ — $ — $ 5,699,324,163
Nuveen Real Property Fund LP — — — 263,750,137 263,750,137
Short-term investments — 4,095,566 — — 4,095,566
Total $ 5,699,324,163 $ 4,095,566 $ — $ 263,750,137 $ 5,967,169,866
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Portfolio of Investments February 28, 2025
Lifecycle 2045

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.4%
20,311,071 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-2/11/25; cost $217,680,899) $ 192,752,061
TOTAL DIRECT REAL ESTATE 192,752,061
FIXED INCOME—10.2%
25,353,320
Nuveen Core Bond Fund, Class W 233,504,077
15,572,978
Nuveen Core Plus Bond Fund, Class W 144,050,044
2,387,333
Nuveen Emerging Markets Debt Fund, Class W 20,889,162
2,467,460
Nuveen High Yield Fund, Class W 21,861,693
2,643,961
Nuveen International Bond Fund, Class W 23,108,218
TOTAL FIXED INCOME 443,413,194
INTERNATIONAL EQUITY—30.0%
28,361,981
Nuveen Emerging Markets Equity Fund, Class W 227,463,085
39,516,360
Nuveen International Equity Fund, Class W 567,454,926
22,114,567
Nuveen International Opportunities Fund, Class W 336,362,562
16,783,794
Nuveen Quant International Small Cap Equity Fund, Class W 179,083,080
TOTAL INTERNATIONAL EQUITY 1,310,363,653
U.S. EQUITY—55.2%
23,626,808
Nuveen Core Equity Fund, Class W 355,819,724
5,663,371
Nuveen Dividend Growth Fund, Class R6 359,624,079
24,202,184
Nuveen Dividend Value Fund, Class R6 360,612,542
12,019,199
Nuveen Growth Opportunities ETF 408,171,998
14,445,144
Nuveen Large Cap Growth Fund, Class W 406,053,004
15,508,408
Nuveen Large Cap Value Fund, Class W 363,051,828
4,002,766
Nuveen Quant Small Cap Equity Fund, Class W 71,969,729
6,023,533
Nuveen Quant Small/Mid Cap Equity Fund, Class W 88,666,407
TOTAL U.S. EQUITY 2,413,969,311
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,368,106,618) 4,360,498,219
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$3,894,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 3,892,637
TOTAL GOVERNMENT AGENCY DEBT 3,892,637
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,893,104) 3,892,637
TOTAL INVESTMENTS—99.9%
(Cost $3,371,999,722) 4,364,390,856
OTHER ASSETS & LIABILITIES, NET—0.1% 5,535,238
NET ASSETS—100.0% $ 4,369,926,094
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Lifecycle 2045

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2045
Affiliated investment companies $ 4,167,746,158 $ — $ — $ — $ 4,167,746,158
Nuveen Real Property Fund LP — — — 192,752,061 192,752,061
Short-term investments — 3,892,637 — — 3,892,637
Total $ 4,167,746,158 $ 3,892,637 $ — $ 192,752,061 $ 4,364,390,856
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Portfolio of Investments February 28, 2025
Lifecycle 2050

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.4%
16,221,621 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-2/11/25; cost $174,258,612) $ 153,943,181
TOTAL DIRECT REAL ESTATE 153,943,181
FIXED INCOME—5.5%
10,979,580
Nuveen Core Bond Fund, Class W 101,121,932
6,769,127
Nuveen Core Plus Bond Fund, Class W 62,614,424
1,035,575
Nuveen Emerging Markets Debt Fund, Class W 9,061,281
1,070,013
Nuveen High Yield Fund, Class W 9,480,314
1,143,719
Nuveen International Bond Fund, Class W 9,996,107
TOTAL FIXED INCOME 192,274,058
INTERNATIONAL EQUITY—31.6%
23,934,012
Nuveen Emerging Markets Equity Fund, Class W 191,950,780
33,262,265
Nuveen International Equity Fund, Class W 477,646,122
18,624,239
Nuveen International Opportunities Fund, Class W 283,274,677
14,142,641
Nuveen Quant International Small Cap Equity Fund, Class W 150,901,977
TOTAL INTERNATIONAL EQUITY 1,103,773,556
U.S. EQUITY—58.3%
19,897,134
Nuveen Core Equity Fund, Class W 299,650,843
4,774,138
Nuveen Dividend Growth Fund, Class R6 303,157,749
20,383,374
Nuveen Dividend Value Fund, Class R6 303,712,272
10,123,798
Nuveen Growth Opportunities ETF 343,804,180
12,173,320
Nuveen Large Cap Growth Fund, Class W 342,192,034
13,055,549
Nuveen Large Cap Value Fund, Class W 305,630,397
3,373,851
Nuveen Quant Small Cap Equity Fund, Class W 60,661,834
5,084,787
Nuveen Quant Small/Mid Cap Equity Fund, Class W 74,848,070
TOTAL U.S. EQUITY 2,033,657,379
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,705,796,769) 3,483,648,174
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$3,518,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 3,516,769
TOTAL GOVERNMENT AGENCY DEBT 3,516,769
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,517,191) 3,516,769
TOTAL INVESTMENTS—99.9%
(Cost $2,709,313,960) 3,487,164,943
OTHER ASSETS & LIABILITIES, NET—0.1% 3,291,549
NET ASSETS—100.0% $ 3,490,456,492
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Lifecycle 2050

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2050
Affiliated investment companies $ 3,329,704,993 $ — $ — $ — $ 3,329,704,993
Nuveen Real Property Fund LP — — — 153,943,181 153,943,181
Short-term investments — 3,516,769 — — 3,516,769
Total $ 3,329,704,993 $ 3,516,769 $ — $ 153,943,181 $ 3,487,164,943
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Portfolio of Investments February 28, 2025
Lifecycle 2055

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.4%
8,433,522 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-2/11/25; cost $91,683,132) $ 80,034,125
TOTAL DIRECT REAL ESTATE 80,034,125
FIXED INCOME—4.3%
4,415,564
Nuveen Core Bond Fund, Class W 40,667,342
2,711,863
Nuveen Core Plus Bond Fund, Class W 25,084,734
414,195
Nuveen Emerging Markets Debt Fund, Class W 3,624,207
429,058
Nuveen High Yield Fund, Class W 3,801,452
458,319
Nuveen International Bond Fund, Class W 4,005,708
TOTAL FIXED INCOME 77,183,443
INTERNATIONAL EQUITY—32.1%
12,635,143
Nuveen Emerging Markets Equity Fund, Class W 101,333,843
17,556,076
Nuveen International Equity Fund, Class W 252,105,257
9,813,066
Nuveen International Opportunities Fund, Class W 149,256,735
7,460,399
Nuveen Quant International Small Cap Equity Fund, Class W 79,602,457
TOTAL INTERNATIONAL EQUITY 582,298,292
U.S. EQUITY—59.0%
10,516,068
Nuveen Core Equity Fund, Class W 158,371,984
2,521,648
Nuveen Dividend Growth Fund, Class R6 160,124,642
10,723,104
Nuveen Dividend Value Fund, Class R6 159,774,248
5,324,294
Nuveen Growth Opportunities ETF 180,813,024
6,417,423
Nuveen Large Cap Growth Fund, Class W 180,393,764
6,868,968
Nuveen Large Cap Value Fund, Class W 160,802,536
1,783,058
Nuveen Quant Small Cap Equity Fund, Class W 32,059,388
2,678,012
Nuveen Quant Small/Mid Cap Equity Fund, Class W 39,420,341
TOTAL U.S. EQUITY 1,071,759,927
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,455,420,127) 1,811,275,787
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$1,847,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 1,846,354
TOTAL GOVERNMENT AGENCY DEBT 1,846,354
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,846,575) 1,846,354
TOTAL INVESTMENTS—99.9%
(Cost $1,457,266,702) 1,813,122,141
OTHER ASSETS & LIABILITIES, NET—0.1% 2,624,466
NET ASSETS—100.0% $ 1,815,746,607
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Lifecycle 2055

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2055
Affiliated investment companies $ 1,731,241,662 $ — $ — $ — $ 1,731,241,662
Nuveen Real Property Fund LP — — — 80,034,125 80,034,125
Short-term investments — 1,846,354 — — 1,846,354
Total $ 1,731,241,662 $ 1,846,354 $ — $ 80,034,125 $ 1,813,122,141
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Portfolio of Investments February 28, 2025
Lifecycle 2060

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.4%
3,771,112 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-2/11/25; cost $41,196,487) $ 35,787,855
TOTAL DIRECT REAL ESTATE 35,787,855
FIXED INCOME—3.0%
1,399,544
Nuveen Core Bond Fund, Class W 12,889,800
855,609
Nuveen Core Plus Bond Fund, Class W 7,914,380
130,287
Nuveen Emerging Markets Debt Fund, Class W 1,140,015
135,719
Nuveen High Yield Fund, Class W 1,202,473
144,401
Nuveen International Bond Fund, Class W 1,262,063
TOTAL FIXED INCOME 24,408,731
INTERNATIONAL EQUITY—32.5%
5,719,489
Nuveen Emerging Markets Equity Fund, Class W 45,870,300
7,938,393
Nuveen International Equity Fund, Class W 113,995,326
4,477,514
Nuveen International Opportunities Fund, Class W 68,102,993
3,376,461
Nuveen Quant International Small Cap Equity Fund, Class W 36,026,837
TOTAL INTERNATIONAL EQUITY 263,995,456
U.S. EQUITY—59.9%
4,778,880
Nuveen Core Equity Fund, Class W 71,969,932
1,140,062
Nuveen Dividend Growth Fund, Class R6 72,393,963
4,877,173
Nuveen Dividend Value Fund, Class R6 72,669,875
2,408,508
Nuveen Growth Opportunities ETF 81,792,932
2,909,557
Nuveen Large Cap Growth Fund, Class W 81,787,658
3,111,534
Nuveen Large Cap Value Fund, Class W 72,841,010
806,232
Nuveen Quant Small Cap Equity Fund, Class W 14,496,047
1,213,302
Nuveen Quant Small/Mid Cap Equity Fund, Class W 17,859,808
TOTAL U.S. EQUITY 485,811,225
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $680,017,662) 810,003,267
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
GOVERNMENT AGENCY DEBT—0.0%
$375,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 374,869
TOTAL GOVERNMENT AGENCY DEBT 374,869
TOTAL SHORT-TERM INVESTMENTS
(Cost $374,914) 374,869
TOTAL INVESTMENTS—99.8%
(Cost $680,392,576) 810,378,136
OTHER ASSETS & LIABILITIES, NET—0.2% 1,418,698
NET ASSETS—100.0% $ 811,796,834
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Lifecycle 2060

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2060
Affiliated investment companies $ 774,215,412 $ — $ — $ — $ 774,215,412
Nuveen Real Property Fund LP — — — 35,787,855 35,787,855
Short-term investments — 374,869 — — 374,869
Total $ 774,215,412 $ 374,869 $ — $ 35,787,855 $ 810,378,136
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Portfolio of Investments February 28, 2025
Lifecycle 2065

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.5%(a)
DIRECT REAL ESTATE—4.4%
576,290 (b)
Nuveen Real Property Fund LP (purchased 9/30/20-2/11/25; cost $6,171,809) $ 5,468,992
TOTAL DIRECT REAL ESTATE 5,468,992
FIXED INCOME—1.8%
126,393
Nuveen Core Bond Fund, Class W 1,164,079
77,970
Nuveen Core Plus Bond Fund, Class W 721,225
11,893
Nuveen Emerging Markets Debt Fund, Class W 104,061
12,447
Nuveen High Yield Fund, Class W 110,278
13,214
Nuveen International Bond Fund, Class W 115,489
TOTAL FIXED INCOME 2,215,132
INTERNATIONAL EQUITY—32.8%
885,812
Nuveen Emerging Markets Equity Fund, Class W 7,104,210
1,226,598
Nuveen International Equity Fund, Class W 17,613,947
697,143
Nuveen International Opportunities Fund, Class W 10,603,542
520,744
Nuveen Quant International Small Cap Equity Fund, Class W 5,556,337
TOTAL INTERNATIONAL EQUITY 40,878,036
U.S. EQUITY—60.5%
742,713
Nuveen Core Equity Fund, Class W 11,185,252
175,752
Nuveen Dividend Growth Fund, Class R6 11,160,224
755,864
Nuveen Dividend Value Fund, Class R6 11,262,379
369,306
Nuveen Growth Opportunities ETF 12,541,632
455,101
Nuveen Large Cap Growth Fund, Class W 12,792,899
482,443
Nuveen Large Cap Value Fund, Class W 11,293,995
124,691
Nuveen Quant Small Cap Equity Fund, Class W 2,241,946
187,117
Nuveen Quant Small/Mid Cap Equity Fund, Class W 2,754,356
TOTAL U.S. EQUITY 75,232,683
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $109,884,108) 123,794,843
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$68,000 (c) Bank of New York Mellon Corp 4 .350% 03/03/25 68,000
TOTAL REPURCHASE AGREEMENT 68,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $68,000) 68,000
TOTAL INVESTMENTS—99.5%
(Cost $109,952,108) 123,862,843
OTHER ASSETS & LIABILITIES, NET—0.5% 596,533
NET ASSETS—100.0% $ 124,459,376
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Bank of New York Mellon Corp, 4.350% dated 2/28/25 to be repurchased at $68,569 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 12/15/27, valued at $69,450.

Lifecycle 2065

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2065
Affiliated investment companies $ 118,325,851 $ — $ — $ — $ 118,325,851
Nuveen Real Property Fund LP — — — 5,468,992 5,468,992
Short-term investments — 68,000 — — 68,000
Total $ 118,325,851 $ 68,000 $ — $ 5,468,992 $ 123,862,843
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.